Income Taxes (Details) - Manscaped Holdings, LLC [Member] - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) [Line Items]
Deferred taxes assets (in Dollars)			$ 1.2	$ 0.9
Effective tax rate	(0.40%)	(1.70%)
U.S. federal statutory tax rate	21.00%	21.00%